Financial Instruments - Assets and Liabilities related to Foreign Currency Risk (Detail) - Foreign currency risk [Member] - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	$ 2,010	$ 2,711
Foreign currency denominated monetary liabilities	890	768
Derivatives assets	0	0
Derivatives liabilities	0	0
EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	49	15
Foreign currency denominated monetary liabilities	861	957
Derivatives assets	0	4
Derivatives liabilities	14	0
SGD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	260	170
Foreign currency denominated monetary liabilities	1,964	1,049
JPY [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	37	22
Foreign currency denominated monetary liabilities	13	10
RMB [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	89	30
Foreign currency denominated monetary liabilities	39	0
HKD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	70	69
Foreign currency denominated monetary liabilities	$ 16	$ 8